Inventories (Inventory Obsolescence Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [line items]
Beginning balance	$ 2,720
Foreign exchange revaluation	(106)	$ 286
Ending balance	2,851	2,720
Inventory Obsolescence Provisions [member]
Disclosure of Inventories [line items]
Beginning balance	1,534	1,332
Net increase in the provision	834	873
Writedowns during the period	(779)	(691)
Foreign exchange revaluation	5	20
Ending balance	$ 1,594	$ 1,534